Fixed assets (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Assets
Schedule of fixed assets

Fixed assets	12/31/2023
	Anual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		9,075	(3,706)	(198)	5,171
Land		2,039	-	-	2,039
Buildings and Improvements	4% to 10%	7,036	(3,706)	(198)	3,132
Other fixed assets		15,353	(11,321)	(68)	3,964
Installations and furniture	10% to 20%	3,347	(2,530)	(17)	800
Data processing systems	20% to 50%	9,330	(7,480)	(51)	1,799
Other (1)	10% to 20%	2,676	(1,311)	-	1,365
Total		24,428	(15,027)	(266)	9,135
1)	Other refers to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipments.

Fixed assets	12/31/2022
	Anual depreciation rates	Cost	Depreciation	Impairment	Residual
Real Estate		7,132	(3,835)	(151)	3,146
Land		1,199	-	-	1,199
Buildings and Improvements	4% to 10%	5,933	(3,835)	(151)	1,947
Other fixed assets		16,254	(11,588)	(45)	4,621
Installations and furniture	10% to 20%	3,559	(2,655)	(14)	890
Data processing systems	20% to 50%	9,786	(7,659)	(31)	2,096
Other (1)	10% to 20%	2,909	(1,274)	-	1,635
Total		23,386	(15,423)	(196)	7,767
1)	Other refers to negotiations of Fixed assets in progress and other Communication, Security and Transportation equipments.